Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of income tax expense benefit
	2024	2023
Current	$-	$-
Deferred	-	-
Income tax benefit	$-	$-

Schedule of deferred tax assets or liabilities
	2024	2023
Deferred tax assets and liabilities
Net operating losses carried forward	$7,148,000	$5,780,000
Intangibles	(57,000)	(103,000)
Total deferred tax asset	7,091,000	5,677,000
Less: valuation allowance	(7,091,000)	(5,677,000)
Net deferred tax asset	$-	$-

Schedule of reconciliation of the income tax benefit
	2024	2023
Statutory tax rate	21.0%	21.0%
State tax rate	8.8%	8.8%
Effect of change in income tax rate for deferred tax assets
Effect of expenses not deductible for tax purpose	(1.8)%	0.0%
Amortization	0.5%	0.5%
Change in valuation allowance	(28.5)%	(30.3)%
Effective income tax rate	0.0%	0.0%